Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
13. Income Taxes

The Company’s United States and Irish based subsidiaries file tax returns in the United States and Ireland respectively. Other foreign subsidiaries are taxed separately under the laws of their respective countries.

The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,157	$(33,732)	$37,298
United States	11,371	13,317	12,276
Other	43,693	49,410	43,150

Income before provision for income taxes	$67,221	$28,995	$92,724

The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Provision for income taxes:
Current:
Ireland	$1,684	$351	$4,522
United States	12,290	6,367	(1,915)
Other	8,257	5,518	712

Total current tax	22,231	12,236	3,319

Deferred expense/(benefit):
Ireland	(287)	(3,825)	788
United States	(9,715)	(1,711)	1,322
Other	(428)	(585)	224

Total deferred tax expense/(benefit)	(10,430)	(6,121)	2,334

Provision for income taxes	11,801	6,115	5,653

Impact on shareholders equity & OCI of the tax consequence of :
Stock compensation expense	(1,274)	(681)	(2,345)
Currency impact of long term funding	356	(294)	198

Total	$10,883	$5,140	$3,506

Ireland’s statutory income tax rate is 12.5%.  The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$8,401	$3,625	$11,590
Foreign and other income taxed at higher/(reduced) rates	7,873	5,373	(4,765)
Research & development tax incentives	(4,954)	(6,341)	(1,927)
Movement in valuation allowance	1,557	4,362	822
Prior year over provision in respect of foreign taxes	(678)	(83)	(285)
Effects of permanent items	(26)	(615)	97
Other	(372)	(206)	121

	$11,801	$6,115	$5,653

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$6,631	$7,331	$6,645
Goodwill	11,467	9,443	8,055
Other intangible assets	2,707	3,525	223
Accruals	77	1,185	149
Other	88	97	835
Unrealised FX	1,160	-	-

Total deferred tax liabilities recognized	22,130	21,581	15,907

Deferred tax assets:
Net operating loss carry forwards	25,116	21,981	16,580
Property, plant and equipment	2,345	1,324	882
Accrued expenses and payments on account	19,382	11,652	6,607
Stock options	5,586	4,818	3,522
Deferred compensation expense	1,136	1,197	1,349
Other	-	214	90
Unrealised FX	98	-	-
Total deferred tax assets	53,663	41,186	29,030
Valuation allowance for deferred tax assets	(18,817)	(16,445)	(12,290)

Deferred tax assets recognized	$34,846	$24,741	$16,740

Net deferred tax asset	$12,716	$3,160	$833
$13.1 million (2011:$10.1 million) of the deferred tax asset of $34.8 million (2011:$24.7 million) above is non-current.
$20.8 million (2011:$20.4 million) of the deferred tax liability of $22.1 million (2011:$21.6 million) is non-current.

At December 31, 2012 non-U.S subsidiaries had operating loss carry forwards for income tax purposes that may be carried forward indefinitely, available to offset against future taxable income, if any, of approximately $94.4 million (2011:$83.1 million). At December 31, 2012 non-U.S. subsidiaries also had additional operating loss carry forwards of $5.8 million which are due to expire between 2013 and 2015.

At December 31, 2012 U.S. subsidiaries, had U.S. Federal and State net operating loss (“NOL”) carry forwards of approximately $9.6 million and $17.9 million, respectively. These net operating losses are available for offset against future taxable income and expire between 2013 and 2032.  Of the $9.6 million U.S. Federal and $17.9 million State net operating losses, approximately $8.7 million and $17.0 million are currently available for offset against future U.S. Federal and State taxable income respectively. Annual utilization of these state net operating losses may be limited by specific state rules. The subsidiary’s ability to use the remaining U.S. Federal and State net operating loss carry forwards of $0.9 million and $0.9 million, respectively is further limited to $113,000 per year due to a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)

2013- 2015	$113	$113
2016- 2020	791	791
2021- 2032	8,742	16,940

	$9,646	$17,844

In addition US subsidiaries has alternative minimum tax credit carry forwards of approximately $0.3 million that are available to reduce future U.S. federal regular income taxes, over an indefinite period.  They also have general business credit carry forwards of approximately $0.3 million that are available to offset future U.S. federal income taxes.

The valuation allowance at December 31, 2012 was approximately $18.8 million.  The valuation allowance for deferred tax assets as of December 31, 2011 and December 31, 2010 was $16.4 million and $12.3 million respectively. The net change in the total valuation allowance was an increase of $2.4 million during 2012 and an increase of $4.1 million during 2011.

The valuation allowances at December 31, 2012 and December 31, 2011 were primarily related to tax losses and tax credits carried forward that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company has not recognized a deferred tax liability for the undistributed earnings of foreign subsidiaries that arose in 2012 and prior years as the Company considers these earnings to be indefinitely reinvested.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$6,543	$8,566	$15,855

Increase related to prior year tax positions	1,167	304	189
Decrease related to prior year tax positions	-	(36)	(3,861)
Increase related to current year tax positions	1,473	482	-
Settlements	(98)	-	(289)
Lapse of statute of limitations	(1,896)	(2,773)	(3,328)

Gross amount of unrecognized tax benefits at end of year	$7,189	$6,543	$8,566

The relevant statute of limitations for gross unrealized tax benefits totaling $3.5 million could potentially expire during 2013.

Included in the balance of total unrecognized tax benefits at December 31, 2012 there were net potential benefits of $7.2 million, which if recognized, would affect the effective rate on income tax from continuing operations. The balance of total unrecognized tax benefits at December 31, 2011 and December 31, 2010 included net potential benefits which, if recognized, would affect the effective rate of income tax from continuing operations of $6.5 million and $8.1 million respectively.

Interest and penalties recognized as a net benefit during the year ended December 31, 2012 amounted to $0.1 million (2011: $0.4million) and are included within the provision for income taxes.  Total accrued interest and penalties as of December 31, 2012 and December 31, 2011 were $1.1 million and $1.2 million respectively and are included in the closing income tax liabilities at those dates.

Our major tax jurisdictions are the United States and Ireland.  We may potentially be subjected to tax audits in all our major jurisdictions.  In the United States tax periods open to audit include the years December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012.  In Ireland tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012.  During such audits, local tax authorities may challenge the positions taken by us in tax returns.